Note 3 - Marketable Debt Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013

Obligations of states and political subdivisions	$109,412,622	$1,241,209	$(5,025,281)	$105,628,550
Corporate securities	130,316	302,718	--	433,034
	$109,542,938	$1,543,927	$(5,025,281)	$106,061,584

December 31, 2012

Obligations of states and political subdivisions	$88,092,434	$2,808,800	$(145,814)	$90,755,420
Corporate securities	130,316	167,957	--	298,273
	$88,822,750	$2,976,757	$(145,814)	$91,053,693